Sale of investment in FB Health	12 Months Ended
Dec. 31, 2019
Sale of investment in FB Health:
Sale of investment in FB Health:

14.   Sale of investment in FB Health:

The Company received an amount of $465 in November 2018 as payment of the contingent consideration receivable in relation to the sale of its equity interest in FB Health S.p.A in June 2017.

Prior to payment, the Company adjusted the estimated fair value of the contingent consideration receivable to $465 in the consolidated statement of financial position, based on available information representing management's revised best estimate of the amount to be received ($384 as at December 31, 2017). The change in fair value for the year ended December 31, 2018 amounted to $81, presented in the consolidated statement of loss and other comprehensive loss.